SHARE CAPITAL (Schedule of Option Transactions) (Details)	12 Months Ended
	Jun. 30, 2021 shares $ / shares	Jun. 30, 2020 shares $ / shares
Number of options
Option at beginning of year | shares	4,662,767	5,905,000
Options exercised | shares	(1,396,935)	(888,066)
Options cancelled | shares	(150,000)	(354,167)
Option at end of year | shares	3,115,832	4,662,767
Weighted average exercise price (in CAD)
Option at beginning of year | $ / shares	$ 1.36	$ 1.36
Options exercised | $ / shares	0.98	1.16
Options cancelled | $ / shares	0.82	1.91
Option at end of year | $ / shares	$ 1.56	$ 1.36